Financial Statement Details (Details Narrative) $ in Millions	Sep. 30, 2024 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-10-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	$ 5.9
Revenue, remaining performance obligation, expected timing of satisfaction, period	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	$ 0.5
Revenue, remaining performance obligation, expected timing of satisfaction, period	3 years